Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows From Operating Activities:
Net loss:	$ (37,352)	$ 6	$ 0
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation	28,410	0	0
Amortization and write-off of financing costs	881	0	0
Amortization of deferred dry-docking and special survey costs	5,206	0	0
Equity based payments from Parent	2,125	0	0
Gain on derivative instruments, net	(5,265)	0	0
(Gain)/ loss on sale of vessels, net	11,456	0	0
Changes in operating assets and liabilities:
Accounts receivable and margin deposits	32,331	(2)	0
Due from related parties	6,663	0	0
Inventories	25,690	0	0
Insurance claims receivable	(2,110)	0	0
Prepayments and other	17,838	0	0
Accounts payable	(2,175)	0	0
Due to related parties	(3,663)	0	0
Accrued liabilities	(2,235)	0	0
Unearned revenue	(2,520)	0	0
Other liabilities	5,876	0	0
Dry-dockings	(5,570)	0	0
Accrued charter revenue	2	0	0
Net Cash provided by / (used in) Operating Activities	75,588	4	0
Cash Flows From Investing Activities:
Proceeds from the settlement of insurance claims	427	0	0
Cash acquired from acquisition of subsidiaries (Note 1)	22,805	0	0
Vessel acquisition and advances/Additions to vessel cost	(31,692)	0	0
Proceeds from the sale of vessels, net	83,003	0	0
Net Cash provided by / (used in) Investing Activities	74,543	0	0
Cash Flows From Financing Activities:
Proceeds from long-term debt	15,300	0	0
Repayment of long-term debt	(182,502)	0	0
Payment of financing costs	(103)	0	0
Cash advance from parent company	0	2,100	0
Cash contribution in relation to the Spin-Off (Note 1)	(230,565)	0	0
Net Cash provided by/ (used in) Financing Activities	63,260	2,100	0
Net increase/ (decrease) in cash, cash equivalents and restricted cash	213,391	2,104	0
Cash, cash equivalents and restricted cash at beginning of the period	2,104	0	0
Cash, cash equivalents and restricted cash at end of the period	215,495	2,104	0
Supplemental Cash Information:
Cash paid during the period for interest	8,608	0	0
Non-Cash Investing and Financing Activities:
Right-of-use assets obtained in exchange for operating lease obligations	$ 36,269	$ 0	$ 0